SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payments received under earn-in agreement			$ (100)	$ (75)
Mineral Rights Platosa Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost			3,665	3,721	$ 3,721
Accumulated amortization			(3,472)	(2,917)	(2,917)
Opening net book value			193	804	804
Additions
Payments received under earn-in agreement
Depletion and amortization			(161)		(219)
Impairment					(385)
Exchange differences			(4)		(7)
Closing net book value	28		28		193
Cost	3,701		3,701		3,665
Accumulated amortization and impairment	(3,673)		(3,673)		(3,472)
Mineral Rights Silver City Germany [Member]
IfrsStatementLineItems [Line Items]
Cost			1,035	587	587
Accumulated amortization
Opening net book value			1,035	587	587
Additions					459
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences			(2)		(11)
Closing net book value	1,033		1,033		1,035
Cost	1,033		1,033		1,035
Accumulated amortization and impairment
Mineral Rights Kilgore Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost			13,756	13,756	13,756
Accumulated amortization
Opening net book value			13,756	13,756	13,756
Additions
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences
Closing net book value	13,756		13,756		13,756
Cost	13,756		13,756		13,756
Accumulated amortization and impairment
Mineral Rights Oakley Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost			5,289	5,364	5,364
Accumulated amortization
Opening net book value			5,289	5,364	5,364
Additions
Payments received under earn-in agreement			(100)		(75)
Depletion and amortization
Impairment
Exchange differences
Closing net book value	5,189		5,189		5,289
Cost	5,189		5,189		5,289
Accumulated amortization and impairment
Total [Member]
IfrsStatementLineItems [Line Items]
Cost			23,745	23,428	23,428
Accumulated amortization			(3,472)	(2,917)	(2,917)
Opening net book value			20,273	$ 20,511	20,511
Additions					459
Payments received under earn-in agreement			(100)		(75)
Depletion and amortization			(161)		(219)
Impairment					(385)
Exchange differences			(6)		(18)
Closing net book value	20,006		20,006		20,273
Cost	23,679		23,679		23,745
Accumulated amortization and impairment	$ (3,673)		$ (3,673)		$ (3,472)